Cover	May 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2024
Entity File Number	001-41958
Entity Registrant Name	AXIL BRANDS, INC.
Entity Central Index Key	0001718500
Entity Tax Identification Number	47-4125218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 Fremont Avenue
Entity Address, Address Line Two	Unit 158
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91803
City Area Code	(888)
Local Phone Number	638-8883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AXIL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable